Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Balance Sheets [Abstract]
Preferred Stock, par value;		$ 0.001	$ 0.001
Preferred Stock, shares authorized		100,000,000	100,000,000
Preferred Stock, share issued
Preferred Stock, share outstanding
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000	100,000,000
Common Stock, shares issued	3,357,830	3,357,830	3,357,830
Common Stock, shares outstanding	3,357,830	3,357,830	3,357,830